Share Based Compensation - Summary of FV Per Performance Criteria and Program (Detail) - kr / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Executive performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value ESG - Social		kr 58.42
Key contributor plan [member] | Fair value – Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	kr 61.12	60.31	kr 94.13	kr 109.8
Key contributor plan [member] | Fair value – Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	58.4	61.13	60.31	94.13
Key contributor plan [member] | Fair value – Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	55.81	58.42	61.13	60.31
Executive team plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value Group operating income	47.8	71.45	110.7	74.22	kr 86.94
Fair value ESG - Environmental	47.8	71.45
Fair Value Absolute T S R [member] | Executive performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of TSR market related condition		2.3
Fair Value Relative T S R [member] | Executive performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of TSR market related condition		2.4
Long-term variable compensation program [member] | Executive performance plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value Group operating income		58.42	61.13	60.31
Fair value ESG - Environmental		58.42
Long-term variable compensation program [member] | Executive team plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant	55.59	78.88	116.66	78.88	90.7
Fair value ESG - Social	47.8	71.45
Long-term variable compensation program [member] | Fair Value Absolute T S R [member] | Executive team plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value absolute TSR	32.75	41.18	113.47	54.69	87.92
Long-term variable compensation program [member] | Fair Value Relative T S R [member] | Executive team plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value relative TSR	kr 39.4	kr 54.48	kr 108.61	kr 98.06	kr 94.63